Equity accounted investments - Summary (Details) - ZAR (R) R in Millions	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
EQUITY-ACCOUNTED INVESTMENTS
Total equity-accounted investments	R 6,560	R 7,323	[1]	R 7,148
Mimosa
EQUITY-ACCOUNTED INVESTMENTS
Total equity-accounted investments	3,784	4,920		5,146	R 6,650
Peregrine
EQUITY-ACCOUNTED INVESTMENTS
Total equity-accounted investments	1,191	1,260		1,247	1,160
Rand Refinery
EQUITY-ACCOUNTED INVESTMENTS
Total equity-accounted investments	1,282	766		660	R 578
Other equity-accounted investments
EQUITY-ACCOUNTED INVESTMENTS
Total equity-accounted investments	303	377		95
Glint
EQUITY-ACCOUNTED INVESTMENTS
Total equity-accounted investments	77	118		R 92
Mexican & Indian investments
EQUITY-ACCOUNTED INVESTMENTS
Total equity-accounted investments	R 223	R 258

[1]	Amount for 31 December 2024 was revised (see note 16.2)